Trade receivables - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Receivables [Line Items]
Provisions on impairment	¥ 38.2	¥ 19.8	¥ 2.5
Gross carrying amount [member]
Disclosure of Trade Receivables [Line Items]
Impairment allowances	51.4	12.7
Accumulated impairment [member]
Disclosure of Trade Receivables [Line Items]
Impairment allowances	¥ 51.4	¥ 0.6